Equity Accounted Investees - Summary of Equity Accounted Investees (Detail) R$ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 MXN ($)	Nov. 01, 2019 BRL (R$)	Dec. 31, 2018 MXN ($)
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership Percentage, Associate	14.80%	14.80%
Carrying Value	$ 4,940	$ 97,470	$ 98,270		$ 94,315
Raizen Convenincias [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of voting equity interests acquired				50.00%
Net cash paid | R$				R$ 357
Notes payable on acquisition | R$				R$ 367
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Sugar production
Place of Incorporation	Mexico
Ownership Percentage, Associate	36.40%	36.40%
Carrying Value		$ 3,274	3,335
Industria Envasadora De Queretaro SA De CVIEQSA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Canned bottling
Place of Incorporation	Mexico
Ownership Percentage, Associate	26.50%	26.50%
Carrying Value		$ 194	192
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER") [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Recycling
Place of Incorporation	Mexico
Ownership Percentage, Associate	35.00%	35.00%
Carrying Value		$ 121	121
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage, Associate	28.80%	28.80%
Carrying Value		$ 1,929	1,945
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage, Associate	24.70%	24.70%
Carrying Value		$ 1,931	446
Other Investments In Coca Cola FEMSAs Companies [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Various
Place of Incorporation	Various
Carrying Value		793	683
Raizen Convenincias [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Proximity
Place of Incorporation	Brazil
Ownership Percentage, Associate	50.00%
Carrying Value		3,410	2,763
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value		$ 486
Principal Activity	Beverages
Place of Incorporation	Mexico
Ownership Percentage, Joint venture		50.00%
Dispensadoras de Cafe, S.A.P.I. de C.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value		$ 172	181
Principal Activity	Services
Place of Incorporation	Mexico
Ownership Percentage, Joint venture	50.00%	50.00%
Fountain Agua Mineral, LTDA [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Carrying Value		$ 851	720
Principal Activity	Beverages
Place of Incorporation	Brazil
Ownership Percentage, Joint venture	50.00%	50.00%
OtherInvestments [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Various
Place of Incorporation	Various
Carrying Value		$ 520	593
Heineken Group
Disclosure of Investments in Associates and Joint Ventures [line items]
Principal Activity	Beverages
Place of Incorporation	The Netherlands
Ownership Percentage, Associate	14.76%	14.76%
Carrying Value		$ 83,789	$ 87,291
Heineken NV
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership Percentage, Associate	8.63%	8.63%
Heineken Holding N.V. [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Ownership Percentage, Associate	12.26%	12.26%